Revenues - Summary of the Company's Revenues Disaggregated By Revenue Category (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 3,820,378	$ 553,903	¥ 4,025,279	¥ 2,580,810
On demand delivery solution services
Disaggregation of Revenue [Line Items]
Revenues	3,638,729	527,566	3,828,956	2,536,818
Mobility Solution Services
Disaggregation of Revenue [Line Items]
Revenues	108,081	15,670	110,168	31,587
Others
Disaggregation of Revenue [Line Items]
Revenues	992	144	6,420
Housekeeping Services
Disaggregation of Revenue [Line Items]
Revenues	¥ 72,576	$ 10,523	¥ 79,735	¥ 12,405